Significant Accounting Policies - Revenue and Expense Recognized for Advertising Barter Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Net revenues	$ 7,956	$ 7,839	$ 7,862
Direct advertising expenses	3,137	2,928	3,005
General and administrative expenses	$ 4,407	$ 4,675	$ 4,417